Convertible notes payable	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Convertible notes payable	Convertible notes payable

	Convertible Notes due 2026	Convertible Notes due 2028	Total

Balance as of December 31, 2025	38,819	60,283	99,102
Issuance of convertible notes	—	39,475	39,475
Accretion of interest expense	6,855	1,864	8,719
Installment settlement	(6,688)	—	(6,688)
Conversion to ordinary shares	(14,255)	—	(14,255)
Balance as of June 30, 2026	24,731	101,622	126,353

Current portion	24,731	—	24,731
Non-current portion	—	101,622	101,622

•Convertible Notes due 2026

On October 30, 2025, the Company entered into a Securities Purchase Agreement with an investor, ATW Mobility SPV LLC, to issue a new series of senior convertible notes in the aggregate amount of US$150,000. Initially, the investor purchased notes with aggregate principal amount of US$50,000 (the “Initial Note”) repayable in installments on several instalment dates (“Installment Date”) with total installments payable amounting to 107% of the principal amount. The Initial Note will mature on October 30, 2026.

The Initial Note was issued at an initial conversion price of US$2.59 per share subject to customary anti-dilution adjustments. Unless the Initial Note is converted into the Company’s ordinary shares, is redeemable at 107% of the principal amount including an early redemption option with the issuer. The Initial Note can also be redeemed early at the option of the holder in an event of default at the redemption premium of 25% or change of control at the redemption premium of 20%. In the event of bankruptcy of the issuer, the Initial Note becomes mandatorily redeemable at the redemption premium of 25% (collectively, “Mandatory or Early redemption features”). The Initial Note does not bear any coupon interest.

The Initial Note is convertible anytime at the option of the holder and, at any instalment date, at the option of the issuer. The Initial Note is also mandatorily convertible if the daily volume weighted average price (VWAP) of ordinary shares of the Company exceeds US$3.88 per share for 15 consecutive trading days and the aggregate daily dollar volume during such period is more than US$3,000.

Mandatory or early redemption features were bifurcated as a separate single compound derivative liability and measured at fair value as it is not clearly and closely related to the debt host contract. After the bifurcation, the Initial Note was accounted for using amortized cost method.

The fair value of the Initial Note payable was estimated by management with the assistance of an independent valuation firm, using the binomial model with the key assumptions including risk-free rate of returns, volatility and bond yields. As of June 30, 2026, the fair value of the Convertible Notes due 2026 was measured at US$23,253 and was classified within Level 3.

The fair value of derivative liability was measured at US$67 as at June 30, 2026, and were included in accrued expenses and other current liabilities in the consolidated balance sheet. The gain on changes in fair value of derivative liability of US$804 was recognized in the changes in the fair value of derivative financial liabilities included in other non-operating income (expenses), net for the six months ended June 30, 2026.

The fair value of derivative liability is measured using income approach with the key assumptions including bond yields and the probability of triggering events. The fair value of derivative liability is estimated with the following key assumptions:

As of June 30, 2026
Bond yields (i)	22.56%
Probability of triggering events (ii)	1.61%

i.The bond yields were estimated based on the market yield of comparable bonds with similar credit rating.
ii.Probability of triggering events was estimated based on the average cumulative issuer-weighted global default rates by similar industry group.

•Convertible Notes due 2028

Pursuant to the convertible note purchase agreements entered into with certain institutional investors in November 2025, the Company issued convertible notes (“Convertible Senior Notes”) with an aggregate principal amount of US$60 million and a maturity date of November 14, 2028. On February 9, 2026, the Company issued an additional US$40 million in aggregate principal amount of Convertible Senior Notes, which were purchased by a consortium of investors. All outstanding Convertible Senior Notes have an initial conversion price of US$2.62 per share (subject to customary anti-dilution adjustments set forth in the respective agreements) and will be due in 2028.

Convertible Senior Notes are classified as a long-term debt initially on balance sheet and measured at amortized cost subsequently.

In May 6, 2026, one of the existing institutional investors transferred its rights and interests in respect of the principal amount of US$15,000 of the Convertible Senior Notes to a new third party investor. There were no changes to the principle amount, maturity, interest rate and other terms of the Convertible Senior Notes. Following the transfer, a new third party investor became the holder of the transferred Convertible Senior Notes.

As of June 30, 2026, the fair value of the Convertible Senior Notes was valued at US$87,839 and was classified within Level 3. The fair value was estimated by management with the assistance of an independent valuation firm, using the binomial model with the key assumptions including risk-free rate of return, volatility, and bond yield.